Accrued Liabilities and Other Payables - Schedule of Accrued Liabilties and Other Payables (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Liabilties and Other Payables [Abstract]
Accrued expenses		$ 307,420	$ 514,169
Withholding tax payable		3,438	1,889
Compensation payable	[1]		105,446
Other payables		189,378	90,388
Accrued liabilities and other payables		$ 500,236	$ 711,892

[1]	Compensation payable represents a claim relating to an employee of the subsidiary.